Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Trade Receivables	$ 7,130	$ 10,203
Less: Allowances for Doubtful Accounts	(3,407)	(620)
Total	$ 3,723	$ 9,583